Intangible assets and Goodwill (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Lease Intangibles:
Finite-lived intangible assets acquired	$ 697,372	$ 703,484
Amortizable and Unmortizable Intangible Liabilities Acquired
Amortizable and unmortizable intangible liabilities acquired	(102,919)	(103,716)
Measurement Period Adjustment
Lease Intangibles:
Finite-lived intangible assets acquired		6,112
Amortizable and Unmortizable Intangible Liabilities Acquired
Amortizable and unmortizable intangible liabilities acquired		(797)
Below-market rent
Lease Intangibles:
Acquired intangible assets/liability weighted-average life		29 years 10 months 24 days
Amortizable and Unmortizable Intangible Liabilities Acquired
Amortizable and unmortizable intangible liabilities acquired	(79,312)	(80,423)
Acquired intangible assets/liability weighted-average life		29 years 10 months 24 days
Below-market rent | Measurement Period Adjustment
Amortizable and Unmortizable Intangible Liabilities Acquired
Amortizable and unmortizable intangible liabilities acquired		(1,111)
Below-market purchase option
Amortizable and Unmortizable Intangible Liabilities Acquired
Amortizable and unmortizable intangible liabilities acquired	(16,711)	(16,397)
Below-market purchase option | Measurement Period Adjustment
Amortizable and Unmortizable Intangible Liabilities Acquired
Amortizable and unmortizable intangible liabilities acquired		314
Above-market ground lease
Lease Intangibles:
Acquired intangible assets/liability weighted-average life		11 years 9 months 18 days
Amortizable and Unmortizable Intangible Liabilities Acquired
Amortizable and unmortizable intangible liabilities acquired	(6,896)	(6,896)
Acquired intangible assets/liability weighted-average life		11 years 9 months 18 days
In-place lease
Lease Intangibles:
Finite-lived intangible assets acquired	413,198	418,520
Acquired intangible assets/liability weighted-average life		12 years 10 months 24 days
Amortizable and Unmortizable Intangible Liabilities Acquired
Acquired intangible assets/liability weighted-average life		12 years 10 months 24 days
In-place lease | Measurement Period Adjustment
Lease Intangibles:
Finite-lived intangible assets acquired		5,322
Above-market rent
Lease Intangibles:
Finite-lived intangible assets acquired	284,174	284,964
Acquired intangible assets/liability weighted-average life		11 years 8 months 12 days
Amortizable and Unmortizable Intangible Liabilities Acquired
Acquired intangible assets/liability weighted-average life		11 years 8 months 12 days
Above-market rent | Measurement Period Adjustment
Lease Intangibles:
Finite-lived intangible assets acquired		$ 790